SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details 1) - CAD ($)	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Supplementary Information to the Consolidated Statements of Loss (Details)
Salaries and benefits	$ 53,000	$ 56,000
Data processing and retention	4,000	6,000
Insurance	7,000	12,000
Other office expenses	4,000	3,000
Total	$ 68,000	$ 77,000